Commitments and Contingencies - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 MXN ($)	Dec. 31, 2014 MXN ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2012 MXN ($)
Disclosure of commitments and contingencies [line items]
Fine imposed on sanction procedure initiated by triggered breach			$ 2,543,937
Monetary correction in a total amount of regulatory matters	$ 19,169,206	R$ 4,100,000
Value Added Tax [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	53,252,990				R$ 11,390,000
Provision for taxes other than income tax [member] | Value Added Tax [Member]
Disclosure of commitments and contingencies [line items]
Provision	3,515,913				752,000
Provision for taxes other than income tax [member] | Social Contribution [Member]
Disclosure of commitments and contingencies [line items]
Provision	4,072,287				871,000
Provision for taxes other than income tax [member] | Social Integration Program [Member]
Disclosure of commitments and contingencies [line items]
Provision	5,825,569				1,246,000
Provision for taxes other than income tax [member] | Allegedly Improper Exclusion [Member]
Disclosure of commitments and contingencies [line items]
Provision	1,613,019				345,000
Provision for taxes other than income tax [member] | Alleged Underpayment Of Obligations [Member]
Disclosure of commitments and contingencies [line items]
Provision	1,384				296
Provision for taxes other than income tax [member] | Alleged Nonpayment Of Services Tax [Member]
Disclosure of commitments and contingencies [line items]
Provision	14,026				3,000
Provision for taxes other than income tax [member] | Alleged Underpayment Of IRRF and CIDE Taxes And Remittances To Foreign Operators [Member]
Disclosure of commitments and contingencies [line items]
Provision	98,184				21,000
Provision for taxes other than income tax [member] | Contribute To The Promotion Of Public Radio Broadcasting [Member]
Disclosure of commitments and contingencies [line items]
Provision	$ 4,574,745				978,468
Agencia Nacional de telecomunicacoes [member]
Disclosure of commitments and contingencies [line items]
Inflation-related adjustments applicable to percentage of concessions price	60.00%	60.00%
ICMS related matters [member] | Provision for taxes other than income tax [member]
Disclosure of commitments and contingencies [line items]
Provision	$ 20,637,287				4,414,000
Tax contingent liability [member] | Social Contribution [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	18,182,694				3,889,000
Tax contingent liability [member] | Social Integration Program [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	18,084,510				3,868,000
Tax contingent liability [member] | Allegedly Improper Exclusion [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	16,265,773				3,479,000
Tax contingent liability [member] | Alleged Underpayment Of Obligations [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	4,937,239				1,056,000
Tax contingent liability [member] | Alleged Nonpayment Of Services Tax [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	1,954,324				418,000
Tax contingent liability [member] | Alleged Underpayment Of IRRF and CIDE Taxes And Remittances To Foreign Operators [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	3,356,949				718,000
Tax contingent liability [member] | Contribute To The Promotion Of Public Radio Broadcasting [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	4,599,207				983,700
Tax contingent liability [member] | ICMS related matters [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	137,382,429				29,384,000
Contingent liabilities [member] | TFI [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	12,675,053				2,711,000
Legal proceedings contingent liability [member]
Disclosure of commitments and contingencies [line items]
Provision	$ 3,197,985				R$ 684,000
Mexican tax administration service [member] | Previous IFRS [member]
Disclosure of commitments and contingencies [line items]
Consolidated tax loss				$ 8,556,000
Mexican tax administration service [member] | Tax contingent liability [member]
Disclosure of commitments and contingencies [line items]
Tax assessment related to tax return				$ 529,700
Mexican tax administration service [member] | Tax contingent liability [member] | America Central Tel, S.A de C.V [member]
Disclosure of commitments and contingencies [line items]
Tax assessment for alleged tax improprieties						$ 1,400,000